Bank overdrafts and short-term borrowings - Schedule of Bank Overdrafts and Short-term Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	€ 30,812	€ 24,170
Bank overdrafts [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	2,111	1,974
Borrowings related to a recourse factoring agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	22,246
Borrowings secured with trade receivables not part of factoring agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	5,629	21,029
Borrowings unsecured [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	€ 826	€ 1,167